Schedule of convertible bonds (Details) - USD ($)	Dec. 31, 2025	Oct. 08, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Convertible Promissory Note - B	$ 4,599,488	$ 4,000,000	$ 1,750,000
Net carrying amount	4,599,488	$ 4,000,000	1,750,000
Less: maturing within one year
Mature after one year	4,599,488		1,750,000
Convertible Promissory Note A [Member]
Short-Term Debt [Line Items]
Convertible Promissory Note - B			1,750,000
Net carrying amount			1,750,000
Convertible Promissory Note B [Member]
Short-Term Debt [Line Items]
Convertible Promissory Note - B	4,599,488
Net carrying amount	$ 4,599,488